Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 016 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net Assets Available for Benefits	$ 5,533,371	$ 4,986,768	$ 4,550,384
Less: Deemed distributions from outstanding participant loans with no repayment	(1,181)	(1,162)
Less: Benefit payments requested by participants	(141)	(14)
Net assets available for benefits per Form 5500	$ 5,532,049	$ 4,985,592